Related Party Transactions - Schedule of Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Related Party Transaction [Line Items]
Related party transactions, sales		¥ 417,051	$ 65,444	¥ 621,845	¥ 447,350
Related party transactions, service provided		177,594	27,868	162,045	123,423
Related party transactions, interest income		136,613	21,438	63,558	47,459
Ping An Group [Member]
Related Party Transaction [Line Items]
Related party transactions, interest income		136,613	21,438	63,558	47,459
Ping An Group [Member] | Commission Fee And Advertising Service [Member]
Related Party Transaction [Line Items]
Related party transactions, sales	[1]	417,051	65,444	621,845	447,010
Ping An Group [Member] | Rental Property Management And Other Miscellaneous Services [Member]
Related Party Transaction [Line Items]
Related party transactions, service provided	[2]	176,880	27,756	156,420	107,706
Other Related Parties [Member]
Related Party Transaction [Line Items]
Related party transactions, sales					340
Related party transactions, service provided		¥ 714	$ 112	¥ 5,625	¥ 15,717

[1]	The amount represents the commission fee for transaction facilitation service on financial product including loan and insurance products, advertising services and technical services provided to Ping An Group.
[2]	The amount represents rental and property management services, technical services, other miscellaneous services and assets provided by Ping An Group.